Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for Other NEOs (d)(1)(2)	Average Compensation Actually Paid to Other NEOs (e)(3)	Value of Initial Fixed $100 Investment Based on Stockholder Return			AFFO Per Share Growth (Company Selected Measure) (i)(5)(6)
Year (a)	Summary Compensation Table Total for our CEO (b)(1)(2)	Compensation Actually Paid to CEO (c)(3)			Total Stockholder Return (f)(4)	Peer Group Total Stockholder Return (g)(4)	Net Income (h)
2024	12,800,745	9,736,442	4,645,810	3,539,634	148.92	123.57	2,721,242	0.11
2023	11,277,678	12,445,973	4,445,945	4,934,837	153.64	113.62	2,554,622	0.22
2022	11,513,494	19,132,367	4,863,494	7,685,105	148.25	99.90	1,136,267	0.11
2021	7,662,894	11,597,679	3,414,394	4,761,839	131.14	132.33	1,023,158	0.18
2020	6,968,658	9,031,429	3,263,408	3,992,278	105.95	92.49	896,208	0.16
(1)
For all periods presented, our CEO is Edward B. Pitoniak and our Other NEOs are John W.R. Payne, David A. Kieske, and Samantha S. Gallagher. Please refer to “Executive Officers” on page 48 of this Proxy Statement for additional information.

(2)
The values reflected in this column for 2024, 2023, 2022, 2021 and 2020 reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 62 of this Proxy Statement for our CEO and Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
In accordance with SEC rules, the CAP reflected in this column for 2024, 2023, 2022, 2021 and 2020 is computed by replacing the amounts in the “Stock Awards” column of the SCT for each year from the “SCT Total” column of this table with the following amounts: (i) the fair value of as of the last day of the reporting year of unvested equity awards (or portions thereof) that were granted during such year, (ii) as of the last day of the reporting year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of such year compared to the last day of the previous reporting year, (iii) as of the applicable vesting date, the change in fair value of equity awards that vested during the reporting year compared to the last day of the previous reporting year (computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements) and (iv) the value of accrued dividends paid in cash on equity awards that vested during the reporting year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average CAP for our Other NEOs for the year ended December 31, 2024 was computed as follows:

	2024
	CEO	Average of Other NEOs
SCT Total Compensation	$12,800,745	$4,645,810
Minus SCT Stock Awards Value	$(7,272,427)	$(1,874,423)
Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$7,638,577	$1,968,804
Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$(3,905,816)	$(1,367,213)
Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(525,264)	$(182,498)
Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$1,000,627	$349,154
Total Compensation Actually Paid	$9,736,442	$3,539,634
(4)
Reflects the cumulative TSR of the Company and the RMZ for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(5)
AFFO Per Share Growth is presented based on the growth in AFFO per share for the relevant year versus the immediately prior year. AFFO Per Share Growth over a one-year period is presented solely to comply with SEC rules and does not reflect the actual metric used by the Compensation Committee in determining payouts under our STIP, which are based on AFFO per share growth over a two-year period. Specifically, (i) for 2024, the STIP payout was based on actual AFFO per share growth of $0.34 for the two-year period from January 1, 2023 to December 31, 2024, (ii) for 2023, the STIP payout was based on actual AFFO per share growth of $0.33 for the two-year period from January 1, 2022 to December 31, 2023, (iii) for 2022, the STIP payout was based on actual AFFO per share growth of $0.29 for the two-year period from January 1, 2021 to December 31, 2022, (iv) for 2021, the STIP payout was based on actual AFFO per share growth of $0.34 for the two-year period from January 1, 2020 to December 31, 2021, and (v) for 2020, the STIP payout was based on actual AFFO per share growth of $0.21 for the two-year period from January 1, 2019 to December 31, 2020. For additional information regarding our STIP, see “2024 Short-Term Incentive Plan” on page 55 of this Proxy Statement.
(6)
AFFO per share is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the Appendix beginning on page 79 of this Proxy Statement.

Company Selected Measure Name	AFFO Per Share Growth
Named Executive Officers, Footnote
(1)
For all periods presented, our CEO is Edward B. Pitoniak and our Other NEOs are John W.R. Payne, David A. Kieske, and Samantha S. Gallagher. Please refer to “Executive Officers” on page 48 of this Proxy Statement for additional information.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company and the RMZ for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 12,800,745	$ 11,277,678	$ 11,513,494	$ 7,662,894	$ 6,968,658
PEO Actually Paid Compensation Amount	$ 9,736,442	12,445,973	19,132,367	11,597,679	9,031,429
Adjustment To PEO Compensation, Footnote
	2024
	CEO	Average of Other NEOs
SCT Total Compensation	$12,800,745	$4,645,810
Minus SCT Stock Awards Value	$(7,272,427)	$(1,874,423)
Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$7,638,577	$1,968,804
Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$(3,905,816)	$(1,367,213)
Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(525,264)	$(182,498)
Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$1,000,627	$349,154
Total Compensation Actually Paid	$9,736,442	$3,539,634

Non-PEO NEO Average Total Compensation Amount	$ 4,645,810	4,445,945	4,863,494	3,414,394	3,263,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,539,634	4,934,837	7,685,105	4,761,839	3,992,278
Adjustment to Non-PEO NEO Compensation Footnote
	2024
	CEO	Average of Other NEOs
SCT Total Compensation	$12,800,745	$4,645,810
Minus SCT Stock Awards Value	$(7,272,427)	$(1,874,423)
Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$7,638,577	$1,968,804
Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$(3,905,816)	$(1,367,213)
Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(525,264)	$(182,498)
Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$1,000,627	$349,154
Total Compensation Actually Paid	$9,736,442	$3,539,634

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) vs. Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs. AFFO Per Share Growth
Total Shareholder Return Vs Peer Group	Compensation Actually Paid (CAP) vs. Cumulative TSR
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link compensation actually paid to performance for the most recently completed fiscal year are listed herein. We utilize performance-based short-term cash incentive compensation to motivate our executive officers to achieve short-term company performance goals that will inure to the benefit of our Company and stockholders and to align executive officers’ interests with those of the stockholders. We utilize time- and performance-based long-term equity incentive compensation to align our executive officers’ focus on achieving the Company’s strategic objectives with the absolute and relative stockholder return expectations of our stockholders. The manner in which these measures are utilized to calculate the amounts of incentive compensation paid to our NEOs is described in more detail in “2024 Executive Compensation” beginning on page 54 of this Proxy Statement.
Significant Financial Performance Measures
Absolute TSR
Relative TSR
AFFO Per Share Growth

Total Shareholder Return Amount	$ 148.92	153.64	148.25	131.14	105.95
Peer Group Total Shareholder Return Amount	123.57	113.62	99.9	132.33	92.49
Net Income (Loss)	$ 2,721,242	$ 2,554,622	$ 1,136,267	$ 1,023,158	$ 896,208
Company Selected Measure Amount	0.11	0.22	0.11	0.18	0.16
PEO Name	Edward B. Pitoniak
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	AFFO Per Share Growth
Non-GAAP Measure Description
(6)
AFFO per share is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the Appendix beginning on page 79 of this Proxy Statement.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,272,427)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,638,577
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,905,816)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,264)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,627
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,874,423)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,968,804
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,367,213)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,498)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 349,154